Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 1,345,595	$ 733,673	$ 2,158,650	$ 1,622,361	$ 2,872,278	$ 3,141,360
Transferred at Point in Time [Member] | General Display Ads [Member]
Revenue	116,524	291,960	298,232	581,055	878,590	1,804,268
Transferred at Point in Time [Member] | Paid Downloadable Games [Member]
Revenue	144,798	193,466	315,158	508,863	806,784	592,222
Transferred over Time [Member] | Durable Virtual Goods, In-Game Currency and Premium In-Game Content [Member]
Revenue	987,077	233,796	1,342,806	491,182	910,737	744,870
Transferred over Time [Member] | Rewarded Video Ads [Member]
Revenue	52,905	14,451	121,138	41,261	93,352
Transferred over Time [Member] | License Agreement Minimum Guarantee [Member]
Revenue	$ 21,877		$ 43,753		$ 182,815